Key Management Personnel Compensation and Related Party Disclosure (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Key Management Personnel Compensation and Related Party Disclosure (Details) [Line Items]
Fees paid		$ 407,824	$ 97,976
Alignment Capital Pty Ltd [Member]
Key Management Personnel Compensation and Related Party Disclosure (Details) [Line Items]
Fees paid		407,824
Cannvalate Pty Ltd [Member]
Key Management Personnel Compensation and Related Party Disclosure (Details) [Line Items]
Fees paid	247,122
Mr Valentine [Member]
Key Management Personnel Compensation and Related Party Disclosure (Details) [Line Items]
Consulting fees invoiced	254,000	240,000
Mr Widdows [Member]
Key Management Personnel Compensation and Related Party Disclosure (Details) [Line Items]
Consulting fees invoiced	$ 160,000